N-4	May 08, 2024 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE INSURANCE CO
Entity Central Index Key	0000935823
Entity Investment Company Type	N-4
Document Period End Date	May 08, 2024
Amendment Flag	false
Fees and Expenses [Text Block]
ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	1.00%[1,2]	1.10%[1]
2. Investment Options (Fund fees and expenses)	0.28%[3]	2.21%[3]
3. Optional Benefits (for a single optional benefit, if elected)	0.10%[4]	1.50%[4]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
Lowest Annual Cost: $1,261.65	Highest Annual Cost: $4,915.98

[1] As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

[2] The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

[3] As a percentage of Fund assets.

[4] As a percentage of the Protected Payment Base or Protected Base (depending on the living benefit selected) and average daily Variable Account Value or Contract Value (depending on the optional death benefit selected).

Ongoing Fees and Expenses [Table Text Block]
ANNUAL FEES	MINIMUM	MAXIMUM
1. Base Contract	1.00%[1,2]	1.10%[1]
2. Investment Options (Fund fees and expenses)	0.28%[3]	2.21%[3]
3. Optional Benefits (for a single optional benefit, if elected)	0.10%[4]	1.50%[4]
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.
Lowest Annual Cost: $1,261.65	Highest Annual Cost: $4,915.98

[1] As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

[2] The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

[3] As a percentage of Fund assets.

[4] As a percentage of the Protected Payment Base or Protected Base (depending on the living benefit selected) and average daily Variable Account Value or Contract Value (depending on the optional death benefit selected).

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.00%	[1],[2]
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.10%	[1]
Base Contract (N-4) Footnotes [Text Block]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.

[2] The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.28%	[3]
Investment Options (of Average Annual Net Assets) Maximum [Percent]	2.21%	[3]
Investment Options Footnotes [Text Block]	As a percentage of Fund assets.
Optional Benefits Minimum [Percent]	0.10%	[4]
Optional Benefits Maximum [Percent]	1.50%	[4]
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Payment Base or Protected Base (depending on the living benefit selected) and average daily Variable Account Value or Contract Value (depending on the optional death benefit selected).
Lowest and Highest Annual Cost [Table Text Block]	Lowest Annual Cost: $1,261.65Highest Annual Cost: $4,915.98
Lowest Annual Cost [Dollars]	$ 1,261.65
Highest Annual Cost [Dollars]	$ 4,915.98
Item 4. Fee Table [Text Block]

Effective May 1, 2024, the Minimum and Maximum operating expense under Annual Fund Expenses and associated Examples will be deleted and replaced with the following:

Annual Fund Expenses

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.28%	2.21%

Examples

●	If you surrendered your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$16,287	$34,766	$50,636	$90,716

●	If you annuitized your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$16,287	$29,366	$47,936	$90,716

●	If you do not surrender, or annuitize your Contract:

1 Year	3 Years	5 Years	10 Years
$9,987	$29,366	$47,936	$90,716

Annual Contract Expenses [Table Text Block]	Annual Fund Expenses
	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses.	0.28%	2.21%

Portfolio Company Expenses Minimum [Percent]	0.28%
Portfolio Company Expenses Maximum [Percent]	2.21%
Surrender Example [Table Text Block]	If you surrendered your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$16,287	$34,766	$50,636	$90,716

Surrender Expense, 1 Year, Maximum [Dollars]	$ 16,287
Surrender Expense, 3 Years, Maximum [Dollars]	34,766
Surrender Expense, 5 Years, Maximum [Dollars]	50,636
Surrender Expense, 10 Years, Maximum [Dollars]	$ 90,716
Annuitize Example [Table Text Block]	If you annuitized your Contract at the end of the applicable time period:
1 Year	3 Years	5 Years	10 Years
$16,287	$29,366	$47,936	$90,716

Annuitized Expense, 1 Year, Maximum [Dollars]	$ 16,287
Annuitized Expense, 3 Years, Maximum [Dollars]	29,366
Annuitized Expense, 5 Years, Maximum [Dollars]	47,936
Annuitized Expense, 10 Years, Maximum [Dollars]	$ 90,716
No Surrender Example [Table Text Block]	If you do not surrender, or annuitize your Contract:
1 Year	3 Years	5 Years	10 Years
$9,987	$29,366	$47,936	$90,716

No Surrender Expense, 1 Year, Maximum [Dollars]	$ 9,987
No Surrender Expense, 3 Years, Maximum [Dollars]	29,366
No Surrender Expense, 5 Years, Maximum [Dollars]	47,936
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 90,716

[1]	As a percentage of the average daily Variable Account Value. This percentage includes the Mortality and Expense Risk Charge and the Administrative Fee.
[2]	The Mortality and Expense Risk Charge for contracts under $500,000 is 0.85%. The Mortality and Expense Risk Charge is reduced by 0.05% for the upcoming Contract quarter if the Contract Value is between $500,000 and $999,999. The Mortality and Expense Risk Charge is reduced by 0.10% for the upcoming Contract quarter if the Contract Value is equal to or greater than $1,000,000. The Contract Value is calculated on the later of the Issue Date or most recent Contract Quarterly Anniversary.
[3]	As a percentage of Fund assets.
[4]	As a percentage of the Protected Payment Base or Protected Base (depending on the living benefit selected) and average daily Variable Account Value or Contract Value (depending on the optional death benefit selected).